Exceptional items	6 Months Ended
Jun. 30, 2024
Exceptional items
Exceptional items

5.     Exceptional items

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Start-up related and other costs	9	11	17	21
Impairment - property, plant and equipment	—	11	—	11
Restructuring costs	—	15	—	15
Exceptional items – cost of sales	9	37	17	47
Transaction-related and other costs	1	3	4	12
Exceptional items – SG&A expenses	1	3	4	12
Exceptional net finance income	—	(26)	(17)	(53)
Exceptional items – net finance income	—	(26)	(17)	(53)
Exceptional income tax credit	(2)	(2)	(3)	(6)
Total exceptional items, net of tax	8	12	1	—

ss

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2024

A net charge of $4 million, before tax, has been recognized as exceptional items in the six months ended June 30, 2024, primarily comprising:

●	$17 million start-up related and other costs in the Americas ($11 million) and Europe ($6 million), primarily relating to the Group’s investment programs.
●	$4 million transaction-related and other costs, primarily comprised of professional advisory fees and restructuring and other costs relating to transformation initiatives.
●	$17 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Public and Private Warrants.
●	Tax credits of $3 million have been incurred relating to the above exceptional items.

2023

A net charge of $6 million, before tax, has been recognized as exceptional items in the six months ended June 30, 2023, primarily comprising:

●	$21 million start-up related and other costs in the Americas ($14 million) and Europe ($7 million), primarily relating to the Group’s investment programs.
●	$11 million and $15 million relating to the impairment of property, plant and equipment and restructuring costs respectively, in Europe following the decision to close the remaining steel lines in the Weissenthurm production facility in Germany, completing the conversion to an aluminum only facility.
●	$12 million transaction-related and other costs, comprised of a $6 million legal settlement in respect of a contract manufacturing agreement arising from Ardagh Group S.A.’s (“AGSA”) acquisition of the beverage can business and $6 million of professional advisory fees and other costs primarily in relation to transformation initiatives.
●	$53 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Private and Public Warrants.
●	Tax credits of $6 million have been incurred relating to the above exceptional items.